FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  January 20, 2010



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  95


Form 13F Information Table Value Total:  657,336
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
Berkshire Htwy 	Common    84990175	893	900	   Sole  None   Sole
3m Company        Common    88579Y101	1278	15462	   Sole  None   Sole
Abbott Labs       Common    002824100 	10658	197406   Sole  None   Sole
Activision        Common    00507V109 	8463	761714   Sole  None   Sole
Agilent         	Common    00846U101	476	15314	   Sole  None   Sole
Amgen            	Common    31162100	402	7112	   Sole  None   Sole
Apollo Group     	Common    037604105 	8583	141675   Sole  None   Sole
Apple     	      Common    037833100 	1598	7582	   Sole  None   Sole
Applied Mat       Common    38222105	321	23019	   Sole  None   Sole
Asante Tech       Common    043412105 	1	11055	   Sole  None   Sole
AT&T Inc.         Common    00206R102 	773	27570	   Sole  None   Sole
Baraka           	Common    Q12957108	1	25000	   Sole  None   Sole
Barclays	      ETF	    06739H206	10163	223003   Sole  None   Sole
Baxter         	Common    071813109 	10000	170411   Sole  None   Sole
Beacon Power      Common    073677106 	13	26550	   Sole  None   Sole
Berkshire Hath    Common    084670207 	18438	5611	   Sole  None   Sole
Bp Amoco          Common    055622104 	521	8986	   Sole  None   Sole
C S X Corp        Common    126408103	277	5722	   Sole  None   Sole
Campbell Soup     Common    134429109	10237	302874   Sole  None   Sole
Chevron Corp.     Common    166764100	11097	144137   Sole  None   Sole
Cisco Systems     Common    17275R102 	1108	46282	   Sole  None   Sole
Citigroup Fdg	Common    172967101 	398	41000	   Sole  None   Sole
Costco            Common    22160K105 	10733	181390   Sole  None   Sole
Coventry 	      Common    222862104	1350	55571	   Sole  None   Sole
Cypress Semi      Common    232806109 	240	22692	   Sole  None   Sole
Disney 	      Common    254687106 	12328	382265   Sole  None   Sole
Exxon           	Common    30231G102 	9633	141272   Sole  None   Sole
General Elec      Common    369604103 	18610	1229978  Sole  None   Sole
Google Inc        Common    38259P508 	753	1214	   Sole  None   Sole
Hewlett-Pack      Common    428236103 	4498	87321	   Sole  None   Sole
Immunomedics      Common    452907108	115	35800	   Sole  None   Sole
Infospace   	Common    45678T300 	105	12271	   Sole  None   Sole
Intel Corp        Common    458140100 	4738	232265   Sole  None   Sole
IBM   	      Common    459200101 	1594	12177	   Sole  None   Sole
Barclays   	      Etf	    06738C778	23464	555227   Sole  None   Sole
Barclays     	Etf	    464287457	463	5586	   Sole  None   Sole
Barclays   	      Etf	    464288646	23325	224370   Sole  None   Sole
Barclays   	      Etf	    464288166	17595	163567   Sole  None   Sole
Barclays   	      Etf	    464287226	55380	536678   Sole  None   Sole
Barclays   	      Etf	    464288638	19083	185793   Sole  None   Sole
Barclays   	      Etf	    464287754	1312	24749	   Sole  None   Sole
Barclays   	      Etf	    464287697	10492	140290   Sole  None   Sole
Barclays   	      Etf	    464287846	1016	18339	   Sole  None   Sole
Barclays   	      Etf	    464287465	1809	32728	   Sole  None   Sole
Barclays   	      Etf	    464287234	22788	549102   Sole  None   Sole
Barclays   	      Etf	    464286400	17748	237876   Sole  None   Sole
Barclays   	      Etf	    464287655	278	4457	   Sole  None   Sole
Barclays   	      Etf	    464287705	815	12357	   Sole  None   Sole
Barclays   	      Etf	    464287200	4432	39637	   Sole  None   Sole
Barclays   	      Etf	    464287879	616	10554	   Sole  None   Sole
Barclays   	      Etf	    464287507	19908	274939   Sole  None   Sole
Barclays   	      Etf	    464287549	13664	252019   Sole  None   Sole
Barclays   	      Etf	    464287804	23212	424203   Sole  None   Sole
Barclays   	      Etf	    464288125	405	3888	   Sole  None   Sole
Barclays   	      Etf	    464288117	324	3147	   Sole  None   Sole
Barclays   	      Etf	    464287176	18871	181630   Sole  None   Sole
Barclays     	Etf	    464288216	8960	300766   Sole  None   Sole
Barclays   	      Etf	    464288356	16524	156554   Sole  None   Sole
Barclays   	      Etf	    464287341	1371	38434	   Sole  None   Sole
Barclays   	      Etf	    464288414	1619	15753	   Sole  None   Sole
Barclays   	      Etf	    464287168	5785	131751   Sole  None   Sole
Itv Plc Ord       Preferred G4984A110 	12	13740	   Sole  None   Sole
Johnson & John    Common    478160104 	10988	170598   Sole  None   Sole
Location Based    Common    539573105	50	88100	   Sole  None   Sole
Lsi Logic Corp    Common    502161102	87	14458	   Sole  None   Sole
Mastercard Inc    Common    57636Q104 	12358	48276	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	10579	169432   Sole  None   Sole
Microsoft         Common    594918104	21834	716333   Sole  None   Sole
Monsanto          Common    61166W101 	11028	134903   Sole  None   Sole
Motorola         	Common    620076109	201	25904	   Sole  None   Sole
Nokia Corp        Common    654902204	7067	549986   Sole  None   Sole
Oracle            Common    68389X105	961	39172	   Sole  None   Sole
Pepsico       	Common    713448108 	374	6157	   Sole  None   Sole
Pfizer            Common    717081103 	1240	68190	   Sole  None   Sole
Powershares      	Etf	    73935X286	2672	129111   Sole  None   Sole
PwrShrs QQQQ      Etf	    73935A104 	330	7217	   Sole  None   Sole
Proctor & Gamble  Common    742718109 	10119	166905   Sole  None   Sole
Qualcomm          Common    747525103	296	6388	   Sole  None   Sole
Sector SpdrCnsmr	Etf	    81369Y407 	11660	391677   Sole  None   Sole
Spdr China      	Etf	    78463X400	6416	89303	   Sole  None   Sole
Spdr S&P Oil      Etf	    78464A748 	11539	405168   Sole  None   Sole
SPDR TRUST        Etf	    78462F103	305	2739	   Sole  None   Sole
Streettracks GOLD Etf	    78463V107 	7057	65765	   Sole  None   Sole
Stryker Corp      Common    863667101 	10153	201568   Sole  None   Sole
Charles Schwab    Common    808513105	203	10808	   Sole  None   Sole
United Banc       Common    911460103 	301	68485	   Sole  None   Sole
United Tech       Common    913017109	255	3675	   Sole  None   Sole
Vanguard	      Etf	    922908736 	2735	51549	   Sole  None   Sole
Vanguard	      Etf	    92204A504	1526	28166	   Sole  None   Sole
Vanguard	      Etf	    922908637 	9506	187597   Sole  None   Sole
Vanguard	      Etf	    922908744 	8325	174336   Sole  None   Sole
Visa              Common    92826C839	674	7711	   Sole  None   Sole
Vodafone          Common    92857W209 	10702	463507   Sole  None   Sole
Wal-Mart          Common    931142103 	9515	178018   Sole  None   Sole
Western Union     Common    959802109 	4610	244564   Sole  None   Sole